DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2020 shares
Cover [Table]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	1-35563
Entity Registrant Name	PEMBINA PIPELINE CORPORATION
Entity Incorporation, State or Country Code	A0
Entity Primary SIC Number	4612
Entity Address, Address Line One	Suite 4000, 585 – 8th Avenue S.W.
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2P 1G1
City Area Code	403
Local Phone Number	231-7500
Title of 12(b) Security	Common Shares
Trading Symbol	PBA
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding (in shares)	549,941,905
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Entity Central Index Key	0001546066
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Business Contact
Cover [Table]
Entity Address, Address Line One	Columbia Center, 701 Fifth Avenue, Suite 6100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104-7043
City Area Code	206
Local Phone Number	903-8800
Contact Personnel Name	DL Services Inc.